Income Taxes (Details) - Schedule of Total Income Tax Expense - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Total Income Tax Expense [Abstract]
Income before income tax provision		$ 9,097,681	$ 8,988,658
Tax at the PRC EIT tax rates		2,203,896	2,689,271
Change in valuation allowance		16,934
Tax effect of non-deductible expenses		208,961	157,007
Tax effect of R&D expenses additional deduction*	[1]	(365,094)	(412,506)
Income tax expense		$ 2,064,697	$ 2,433,772

[1]	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.